FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

20.FAIR VALUE MEASUREMENTS

ASC 820, Fair Value Measurement (“ASC 820”) establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1   –    Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2   –    Include observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3   –    Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and Liabilities Measured or Disclosed at Fair Value on a recurring basis

In accordance with ASC 820, the Company measures held-to-maturity time deposit and wealth management products as of December 31, 2022 and held-to-maturity time deposit and equity investments with readily determinable fair value as of December 31, 2023 on a recurring basis. The fair value of time deposits is determined based on the prevailing interest rates in the market. The fair value of wealth management products is measured based on observable market prices, when available. If observable market prices are not available, the Company determines fair value based using a market-based discount rate and considers recent market transactions, experience with similar securities, and current business conditions.

The Company did not transfer any assets in or out of level 3 during the years ended December 31, 2022 and 2023.

The following table summarizes the Company’s financial assets and financial liabilities measured and recorded at fair value on recurring basis as of December 31, 2022:

As of December 31, 2022
		Observable	Non-observable
	Active market	input	input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Asset:
Short-term investment	—	1,941,432,848	—	1,941,432,848

20.FAIR VALUE MEASUREMENTS - CONTINUED

The following table summarizes the Company’s financial assets and financial liabilities measured and recorded at fair value on recurring basis as of December 31, 2023:

As of December 31, 2023
		Observable	Non-observable
	Active market	input	input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Asset:
Short-term investment	253,865	635,039,118	—	635,292,983

As of December 31, 2023
		Observable	Non-observable
	Active market	input	input
	(Level 1)	(Level 2)	(Level 3)	Total
	US$	US$	US$	US$
Assets:
Short-term investment	35,756	89,443,389	—	89,479,145